Segment Reporting - Additional Information (Detail) (Wallboard [Member], Sales Revenue, Net [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Wallboard [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Percentage of revenues	96.00%	95.00%